NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended					9 Months Ended		12 Months Ended
	Feb. 12, 2020	Oct. 10, 2019	May 02, 2019	Oct. 31, 2020	Jun. 25, 2020	May 31, 2019	Mar. 31, 2019	Feb. 19, 2019	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Jun. 10, 2021	Feb. 05, 2019	Oct. 31, 2018	Aug. 10, 2018	Jun. 20, 2018	Jun. 22, 2017
Debt Instrument [Line Items]
Interest expense											$ 0	$ 4,349
Share Price													$ 0.167
Repayment of notes payable									$ 33,557	$ 81,511	130,489	$ 12,562
Third Party [Member]
Debt Instrument [Line Items]
Share Price										$ 0.05
Third Party [Member] | Mint Organics, Inc [Member]
Debt Instrument [Line Items]
Debt principal amount																		$ 60,000
Interest rate																		10.00%
Debt conversion, converted instrument, amount			$ 2,735,000
Late fees and penalties			$ 72,568
Share Price			$ 0.0265
General Surgical Florida [Member]
Debt Instrument [Line Items]
Interest rate								45.67%
Line of credit								$ 100,000
Line of Credit Facility, Periodic Payment									2,541
Repayment of line of credit								$ 132,160
Unsecured Promissory Note [Member]
Debt Instrument [Line Items]
Debt principal amount														$ 25,000
Notes payable				$ 4,392							4,392
Funding Facility [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued	40,000,000
Funding Facility [Member] | Noteholder [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount		$ 599,400
Interest expense		$ 94,170
Funding facility, description		Noteholder was required to fund the Company an initial tranche of $100,000 on October 15, 2019 (“Initial Funding Date”) and had the option to fund the Company up to an aggregate of $500,000 (“Funding Facility Limit”) in minimum $100,000 monthly tranches by no later than February 15, 2020 (“Funding Expiration Date”).
Line of credit, maturity date		Feb. 15, 2021
Debt conversion, description		The Funding Facility, plus all accrued interest, automatically converts into 40,000,000 shares of newly issued restricted common stock of the Company (“Converted Stock”) if the Noteholder funds the full $500,000 by the Funding Expiration Date.
Line of credit		$ 505,230
Accredited Investors [Member]
Debt Instrument [Line Items]
Debt principal amount																$ 100,000	$ 150,000
Interest rate																6.00%	6.00%
Debt outstanding									144,000
Accrued interest									5,040
Accredited Investor [Member]
Debt Instrument [Line Items]
Debt conversion, original amount						$ 100,000
Debt conversion, converted instrument, amount						$ 100,622
Debt conversion, converted instrument, shares issued						3,773,584
Two Accredited Investors [Member]
Debt Instrument [Line Items]
Debt principal amount															$ 70,000
Interest rate															6.00%
Accredited Investor 1 [Member] | Settlement And General Release Agreement [Member]
Debt Instrument [Line Items]
Debt principal amount					$ 50,000
Debt Instrument, Frequency of Periodic Payment					eight monthly installments
Periodic payments					$ 6,250
Repayment of notes payable					$ 50,000
Accredited Investor 2 [Member]
Debt Instrument [Line Items]
Interest expense											24,180
Accredited Investor 2 [Member] | Settlement And General Release Agreement [Member]
Debt Instrument [Line Items]
Debt principal amount				20,000					$ 20,000		$ 20,000
Debt conversion, original amount				20,000
Debt conversion, converted instrument, amount				$ 20,300
Debt conversion, converted instrument, shares issued				160,000
Debt conversion price per share				$ 0.125					$ 0.125		$ 0.125
One Accredited Investors [Member]
Debt Instrument [Line Items]
Debt principal amount							$ 30,000
Interest rate							6.00%
Debt conversion, original amount							$ 30,000
Debt conversion, converted instrument, amount							$ 30,478
Debt conversion, converted instrument, shares issued							1,111,111